Schedule of Property and Equipment by Geographic Area (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Total property and equipment	$ 93	$ 86	$ 105
UNITED STATES
Segment Reporting [Line Items]
Total property and equipment	21	18	29
ISRAEL
Segment Reporting [Line Items]
Total property and equipment	68	68	$ 76
FRANCE
Segment Reporting [Line Items]
Total property and equipment	$ 4